Shareholder Fees - Boyd Watterson Limited Duration Enhanced Income Fund	Oct. 23, 2025 USD ($)
Boyd Watterson Limited Duration Enhanced Income Fund Class I Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Boyd Watterson Limited Duration Enhanced Income Fund Class I2 Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0